Share-Based Compensation - Weighted Average Fair Market Values (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	950,000	1,125,000	500,000
Outstanding, ending balance	60,000	950,000	1,125,000	500,000
Class C Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	5,420,833	4,070,833	2,475,000
Granted	1,045,000	1,550,000	2,500,000	2,475,000
Forfeited	(980,000)		(904,167)
Repurchased		(200,000)
Outstanding, ending balance	5,485,833	5,420,833	4,070,833	2,475,000
Time-Based Unit | Class C Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	2,845,833	2,445,833	1,975,000
Granted	985,000	600,000	1,125,000	1,975,000
Forfeited	(280,000)		(654,167)
Repurchased		(200,000)
Outstanding, ending balance	3,550,833	2,845,833	2,445,833	1,975,000
Time-Based units vested | Class C Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	1,302,083	1,058,333	425,000
Vested	623,750	443,750	633,333	425,000
Repurchased		(200,000)
Outstanding, ending balance	1,925,833	1,302,083	1,058,333	425,000
Weighted Avg. FMV, beginning balance	$ 0.4940	$ 0.1280	$ 0.1607
Weighted Avg. FMV, granted	4.7410	0.4940	0.1280	$ 0.1800
Weighted Avg. FMV, Vested	1.0794	0.3028	0.1485	0.1800
Weighted Avg. FMV, Forfeited			0.1385
Weighted Avg. FMV, Repurchased		0.9000
Weighted Avg. FMV, ending balance	$ 4.7410	$ 0.4940	$ 0.1280	$ 0.1607
Performance Based units | Class C Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	2,575,000	1,625,000	500,000
Granted	60,000	950,000	1,375,000	500,000
Forfeited	(700,000)		(250,000)
Outstanding, ending balance	1,935,000	2,575,000	1,625,000	500,000
Weighted Avg. FMV, beginning balance	$ 0.0363	$ 0.0417	$ 0.0250
Weighted Avg. FMV, granted	0.3790	0.0363	0.0417	$ 0.0250
Weighted Avg. FMV, Forfeited			0.0690
Weighted Avg. FMV, ending balance	$ 0.3790	$ 0.0363	$ 0.0417	$ 0.0250